RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 2) - USD ($)	Feb. 28, 2022	Nov. 30, 2021	Nov. 30, 2020
December 1, 2021 - November 30, 2022	$ 49,122
December 1, 2022 - November 30, 2023	69,093
December 1, 2023 - November 30, 2024	5,785
Total	124,000
Effect of discounting	(3,831)
Total present value of lease liabilities	120,169	$ 135,175
Less: current portion	(63,171)	(61,703)
Balance, end of year	$ 56,998	$ 135,175